UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2008 through June 30, 2009





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----




Petrochina Company	07/31	Approve bond resolution Co	Abstain	Abstain
PTR	71646E100

Universal Corporation	08/05	Election of Drectors	Co	For	For
UVV	913456109

Telecom Corp New Zeal.	10/02	Fix Remuneration of Aud Co	For	For
NZT	879278208	10/02	Re-elect Dir. McGeoch	Co	For	For
			10/02	Re-elect Dir. Roberts	Co	For	For
			10/02	Elect Dir. Mark Cross	Co	Against	Against
			10/02	Elect Dir. Mark Tume	Co	Against	Against

PetroChina Company	10/21	Apprv proposal agreemnt co	For	For
PTR 	71646E100	10/21	Apprv Supplemntl Agrmnt co	For	For

Bank of America		12/05	Apprv New Issue Shares	co	For	For
BOA	060505104	12/05	Apprv'03 KeyAssoc. Amendco	FOr	For
			12/05	Inc. CS shares to 10bil	co	For	For
			12/05	Prop to Apprv Specl mtg co	For	For

General Electric	4/22	Election of Directors	co	For	For
GE	369604103	4/22	Ratification of KPMG	co	For	For
			4/22	Shareholder Proposals	co	Against	Against

Olin Corporation	4/23	Election of Directors	co	For	For
OLN	680665205	4/23	Aprv 09 LT Incent plan	co	For	For
			4/23	Ratify Ind. Acc. Firm	co	For	For

PPG Industries		4/16	Election of Directors	co	For	For
PPG	693506107	4/16	Endors. Del&Touch Acc.	co	For	For

Paccar Inc.		4/28	Election of Directors	co	For	For
PCAR	693718108	4/28	Stkhldr prpsl of elctn	co	Against	Against
			4/28	Stkhldr prpsl Dir. Vote	co	Against	Against

Burlington Northern	4/23	Election of Directors	co	For	For
BNI	12189T104	4/23	Ratify PWcoopers as Aud	co	For	For
			4/23	Prpsl Say on Exec pay	co	Against	Against
			4/23	Prpsl special SH mtgs	co	Against	Against
			4/23	Prpsl report Pol. Contrbco	Against	Against

Pfizer Inc.		4/23	Election of Directors	co	For	For
PFE	717081103	4/23	Ratify KPMG as Acc Firm	co	For	For
			4/23	Aprv 2004 Stck Plan	co	For	For
			4/23	SH Prpsl Stock Options	co	Against	Against
			4/23	SH Prpsl Advisory Note	co	Against	Against
			4/23	SH Prpsl Cumulative Vot	co	Against	Against
			4/23	SH Prpsl Spec. SH Mtgs	co	Against	Against

Verizon Communications	5/7	Election of Directors	co	For	For
VZ	92343V104	5/7	Ratify Ernst&yng acc.	co	For	For
			5/7	Advisory Note Exec. 	co	For	For
			5/7	Aprv LT Incentive Plan	co	For	For
			5/7	Aprv ST Incentive Plan	co	For	For
			5/7	Prohibit Grnt Stk Opt.	co	Against	Against
			5/7	Sh abil. to call mtg.	co	Against	Against
			5/7	Sep. Office for CEO 	co	Against	Against
			5/7	Cumulative Voting	co	Against	Against
			5/7	Benefits pd after death	co	Against	Against

Bank of America Corp.	4/29	Election of Directors	co	For	For
BAC	060505104	4/29	Ratify Ind. Acc. Firm	co	For	For
			4/29	Advsry Vote aprv Exec	co	For	For
			4/29	Disclosure fo Gvt Empl.	co	Against	Against
			4/29	Advisory Vote on Exec.	co	Against	Against
			4/29	Cumulative Voting	co	Against	Against
			4/29	Spec. SH mtgs.		co	Against	Against
			4/29	Ind. Board Chairman	co	Against	Against
			4/29	Pred. CC Lending Pract	co	Against	Against
			4/29	Prin. for Healthcr ref.	co	Against	Against
			4/29	Limits on Exec Comp.	co	Against	Against

The Hershey Company	4/30	Election of Directors	co	For	For
HSY	427866108	4/30	Ratify KPMG as Ind Aud.	co	For	For

Whirlpool Corporation	4/21	Election of Directors	co	For	For
WHR	963320106	4/21	Ratify Ernst&yng acc.	co	For	For
			4/21	Aprv Perf Excell Plan	co	For	For
			4/21	Amend Cert of Inc.	co	For	For
			4/21	Amend Art. 6 of Cert Incco	For	For
			4/21	Amend Art. 8,10 of Cert.co	For	For
			4/21	Elect each Directr Annu.co	Against	Against
			4/21	Elim. Supermaj. SH Vote	co	Against	Against

Eastman Chemical Co.	5/7	Election of Directors	co	For	For
EMN	277432100	5/7	Ratify PWcoopers as Aud	co	For	For
			5/7	SH Prop non-discrim pol.co	Against	Against
			5/7	SH Prop 10% Commn Stck	co	Against	Against

Polaris Industries	4/30	Election of Directors	co	For	For
PII	731068102	4/30	Aprv Amend. for Direct.	co	For	For
			4/30	Aprv Amend '07 Omnibus	co	For	For
			4/30	Aprv. Material Perf termco	For	For
			4/30	Aprv. LT Incentive Plan co	For	For
			4/30	Ratify Ernst&yng audit.	co	For	For

Southern Copper Corp	4/30	Election of Directors	co	For	For
PCU	84265V105	4/30	Ratify Del&Touche Acc.	co	For	For

Philip Morris Inter.	5/5	Election of Directors	co	For	For
PM	718172109	5/5	Ratify Ind. Auditors	co	For	For
			5/5	Aprv Awards Criteria	co	For	For

Kraft Foods Inc.	5/20	Election of Directors	co	For	For
KFT	50075N104	5/20	Aprv '05 Perf Incntv Plnco	For	For
			5/20	Ratify PWcoopers as Aud	co	For	For
			5/20	SH Prop special SH mtgs	co	Against	Against


Dow Chemical Company	5/14	Election of Directors	co	For	For
DOW	260543103	5/14	Ratify Ind. Acc. Firm	co	For	For
			5/14	SH Prop Cumulative Vot	co	Against	Against
			5/14	SH Prop Special Mtgs	co	Against	Against
			5/14	SH Prop Stk Retention	co	Against	Against
			5/14	Say on Executive Pay	co	Against	Against
			5/14	SH Prop Envirn. Remed.	co	Against	Against

Conoco Phillips		5/13	Election of Directors	co	For	For
COP	20825C104	5/13	Ratify Ernst&yng acc.	co	For	For
			5/13	Aprv 09 Incentive Plan	co	For	For
			5/13	Univ. Healthcare Princ.	co	Against	Against
			5/13	Exec Compentsation	co	Against	Against
			5/13	Political Contributions	co	Against	Against
			5/13	Greenhouse Gas Reduct.	co	Against	Against
			5/13	Oil Sands Drilling	co	Against	Against
			5/13	Director Qualifications	co	Against	Against

Altria Group, Inc.	5/19	Election of Directors	co	For	For
MO	02209S103	5/19	Ratify Indp.Auditors	so	For	For
			5/19	Making brands non-addictco	Against	Against
			5/19	Food Insecurity and use co	Against	Against
			5/19	Endorse Healthcare Prin co	Against	Against
			5/19	Human Rights Protocols  co	Against	Against
			5/19	SH Say on Executive Pay co	Against	Against
			5/19	Political Contributions co	Against	Against

Intel Corporation	5/20	Election of Directors	co	For	For
INTC	458140100	5/20	Ratify Ernst&yng acc.	co	For	For
			5/20	Extend 2006 Eq. Incentv co	For	For
			5/20	Aprv Emp. Stk Opt. prog.co	For	For
			5/20	Advs. Note on Exec Comp.co	For	For
			5/20	SH Prop Cumulative Vot. co	Against	Against
			5/20	SH Prop Humnrghts water co	Against	Against

The Home Depot		5/28	Election of Directors	co	For	For
HD	437076102	5/28	Ratify KPMG as Ind. acc	co	For	For
			5/28	Amnd 6th Art of Cert Incco	For	For
			5/28	Sh Prop Cumulative Vot.	co	Against	Against
			5/28	Sh Prop Spec SH mtgs	co	Against	Against
			5/28	Sh Prop Emp. Divers. Repco	Against	Against
			5/28	Sh Prop Exec Off. Comp.	co	Against	Against
			5/28	Sh Prop Energy Use	co	Against	Against












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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 8/5/09